Non Hedge Derivative Loss (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated As Hedging Instruments [Text Block]
Non-hedge derivative loss and movement on bonds

Non-hedge derivative loss
	2010	2009	2008
	$	$	$
Loss on non-hedge derivatives	703	1,452	258

Hedge Items Accelerated [Text Block]
Effects of the accelerated hedge settlements

	2010	2009	2008
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	2,698	797	1,088
Previously designated NPSE contracts	405	580	-
Other non-hedge derivative contracts	2,293	217	1,088

Reclassification Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2010	2009
	$	$
Liability at beginning of period	556	-
Non-hedge derivative losses recognized in respect of NPSE re-designation	-	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability as at December 31	-	556

Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Text Block]
Movement on bonds
	2010	2009	2008
	$	$	$
Fair value loss on mandatory convertible bonds	83	-	-